Basis of Presentation (Tables)	12 Months Ended
Dec. 30, 2012
Accounting Policies [Abstract]
Summary of Sales by as Perishable and Non-Perishable	The following is a breakdown of the Company’s perishable and non-perishable sales mix:

	2010	2011	2012
Perishables	47.5%	49.2%	49.1%
Non-Perishables	52.5%	50.8%	50.9%